Other income and (expenses) - Summary of other operating income (expense) (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit (loss) [abstract]
Proceeds from sale of written-off loan portfolios	S/ 625,406	S/ 587,895	S/ 466,264